UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21705
Nuveen Tax-Advantaged Floating Rate Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        6/30
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Floating Rate Fund (JFP)
March 31, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value

	Preferred Securities – 144.3% (92.1% of Total Investments)

	Capital Markets – 9.9%

302,800	Goldman Sachs Group Inc.,	4.000%	A	$5,647,220
194,600	Lehman Brothers Holdings Inc., Series G,	3.453%	A-	2,588,180
73,600	Merrill Lynch & Co., Inc.,	3.845%	A-	1,029,664
126,000	Merrill Lynch & Company, Series 5	3.264%	A-	1,779,120
118,700	Morgan Stanley, Series 2006A,	4.698%	A	2,192,983
34,400	UBS Preferred Funding Trust IV,	3.236%	Aa2	557,968

	Total Capital Markets			13,795,135

	Commercial Banks – 100.7%

9,000	ABN AMRO North America Capital Funding, 144A,	6.968%	Aa3	9,030,937
311,165	Banco Santander Finance	6.800%	Aa3	693,420
27,367	Banco Santander Finance	6.500%	A	581,548
27,963	Banco Santander Finance	6.410%	Aa3	655,173
100,000	Banco Santander Finance	0.000%	Aa3	1,730,000
109,900	Bank of America Corporation, Series D	6.204%	Aa3	2,389,226
135,000	Bank of America Corporation, Series E	4.000%	Aa3	2,338,200
7,000	City National Bancshares Corporation, Series F, 144A, (MMB)	8.533%	N/R	6,197,188
20,000	Cobank ABC, 144A	7.000%	A	895,100
10,000	Elmira Savings Bank	8.998%	N/R	8,253,750
10,000	FBOP Corporation, Series 2005A, 144A, (MMB)	5.689%	N/R	8,196,875
6,000	First Tennessee Bank, 144A	3.449%	BBB	4,284,375
10,000	Heartland Bank, Series A, (MMB)	6.549%	N/R	8,700,000
206,100	HSBC USA Inc.	5.370%	A	3,676,824
5,000	MidCarolina Financial Corporation, Series 144A, (MMB)	8.342%	N/R	4,396,875
10,000	PedCor Bancorp., Series A, (MMB)	8.225%	N/R	8,409,375
5,000	Pedcor Financial Bancorp., (MMB)	7.026%	N/R	3,978,125
5,000	Regent Bancorp Inc., Series A, (MMB)	8.481%	N/R	4,432,813
10,000	River Valley Bancorp, Series A, (MMB)	6.714%	N/R	8,790,625
10,000	Rogers Bancshares Inc., 144A Series A, (MMB)	6.714%	N/R	8,915,625
10,000	Shorebank Corporation, Series 144A, (MMB)	8.420%	N/R	8,503,125
5,000	Sleepy Hollow Bank, 144A Series A, (MMB)	8.503%	N/R	4,382,813
1,000	Southern Bancorp Inc., (MMB)	7.194%	NA	8,803,125
197,800	SunTrust Bank Inc.	3.294%	A2	3,562,378
3,500	Truman Bancorp Inc., (MMB)	7.276%	N/R	2,865,625
230,000	U.S. Bancorp, Series 2006B	3.500%	A+	4,140,000
10,000	Vineyard National Bancorp, 144A Series C, (MMB)	7.798%	N/R	8,818,750
196,800	Zions Bancorporation,	3.284%	Baa2	3,340,680

	Total Commercial Banks			140,962,550

	Consumer Finance – 1.3%

39,110	SLM Corporation	3.639%	Ba1	1,838,170

	Diversified Financial Services – 6.2%

10,000	Blossman Bancshares, Inc., (MMB)	8.730%	N/R	8,678,750

	Insurance – 17.1%

386,500	Aegon N.V.	6.375%	A-	7,845,950
145,000	MetLife Inc., Series B	6.500%	Baa1	3,326,300
308,800	Prudential PLC	6.500%	A-	7,229,008
6,000	Zurich RegCaPS Funding Trust VI, Series 144A	3.798%	Baa2	5,497,500

	Total Insurance			23,898,758

	Thrifts & Mortgage Finance - 9.1%

42,400	Federal Home Loan Mortgage Corporation, Notes	5.570%	AA-	809,840
117,600	Federal Home Loan Mortgage Corporation	5.660%	AA-	2,315,544
71,000	Federal Home Loan Mortgage Corporation	5.100%	AA-	2,453,938
5,000	RMG Capital Corporation, (MMB)	0.000%	N/R	4,550,000
199,200	Washington Mutual Inc.	3.242%	BBB	2,639,400

	Total Thrifts & Mortgage Finance			12,768,722

	Total Preferred Securities (cost $251,078,310)			201,942,085

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 7.2% (4.7% of Total Investments)

	Commercial Banks – 4.6%

5,500	BBVA International Unipersonal (3)	5.919%	12/31/49	A1	$4,348,916
1,000	CBG Florida REIT Corporation	7.114%	11/15/49	BB+	567,834
1,000	Northgroup Preferred Capital Corporation, 144A (3)	6.378%	12/31/49	A1	745,946
1,000	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	822,869

	Total Commercial Banks				6,485,565

	Insurance – 0.1%

2,000	Twin Reefs Trust Pass Through to XL Financial Assurance Ltd. Preferred Stock Series B (3)	4.058%	12/10/49	BB+	202,500

	Thrifts & Mortgage Finance – 2.5%

5,000	MM Community Funding Trust XVIII Limited, Class D, (MMB)	4.471%	12/26/39	N/R	3,500,000

	Total Capital Preferred Securities (cost $15,464,263)				10,188,065

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 5.0% (3.2% of Total Investments)

$6,929	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $6,929,636, collateralized by $6,880,000 U.S. Treasury Notes, 4.375%, due 2/15/38, value $7,069,200	1.100%	4/01/08	$6,929,424

	Total Short-Term Investments (cost $6,929,424)			$6,929,424

	Total Investments (cost $273,471,997) – 156.5%			219,059,574

	Other Assets Less Liabilities – (0.8)%			(1,115,841)

	FundPreferred Shares, at Liquidation Value – (55.7)% (4)			(78,000,000)

	Net Assets Applicable to Common Shares – 100%			$139,943,733

Interest Rate Swaps outstanding at March 31, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Goldman Sachs	$7,000,000	Receive	3-Month USD-LIBOR	4.563%	Semi-Annually	9/29/10	$(324,845)
Goldman Sachs	1,500,000	Receive	3-Month USD-LIBOR	5.278	Semi-Annually	12/09/35	(172,259)
JPMorgan	10,000,000	Receive	3-Month USD-LIBOR	4.901	Semi-Annually	11/20/17	(830,646)
JPMorgan	1,300,000	Receive	3-Month USD-LIBOR	4.962	Semi-Annually	7/27/35	(69,824)
JPMorgan	1,500,000	Receive	3-Month USD-LIBOR	5.436	Semi-Annually	9/11/36	(192,052)
Morgan Stanley	3,000,000	Receive	3-Month USD-LIBOR	4.590	Semi-Annually	7/15/15	(163,705)
Morgan Stanley	2,000,000	Receive	3-Month USD-LIBOR	4.850	Semi-Annually	7/14/35	(67,847)
Morgan Stanley	4,000,000	Receive	3-Month USD-LIBOR	4.880	Semi-Annually	7/15/35	(155,791)
Morgan Stanley	1,750,000	Receive	3-Month USD-LIBOR	4.900	Semi-Annually	7/18/35	(74,756)
Morgan Stanley	1,700,000	Receive	3-Month USD-LIBOR	4.930	Semi-Annually	7/21/35	(80,818)

							$(2,132,543)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Portion of investment, with an aggregate market value of $5,948,775 has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(4)	FundPreferred Shares, at Liquidation Value as a percentage of total investments is (35.6)%.

N/R	Not rated.

(MMB)	Middle Market Bank.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization on debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $273,485,904.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$–
Depreciation	(54,426,330)

Net unrealized appreciation (depreciation) of investments	$(54,426,330)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Tax-Advantaged Floating Rate Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.